Income Taxes (Tables)	12 Months Ended
Dec. 29, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes
The provision for taxes on income consists of:

(Dollars in Millions)	2013	2012	2011
Currently payable:
U.S. taxes	$594	2,023	2,392
International taxes	1,653	1,277	1,133
Total currently payable	2,247	3,300	3,525
Deferred:
U.S. taxes	(251)	(120)	(690)
International taxes	(356)	81	(146)
Total deferred	(607)	(39)	(836)
Provision for taxes on income	$1,640	3,261	2,689

Comparison of income taxes at Statutory rate and Company's effective tax rate
A comparison of income tax expense at the U.S. statutory rate of 35% in 2013, 2012 and 2011, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2013	2012	2011
U.S.	$4,261	4,664	3,634
International	11,210	9,111	8,727
Earnings before taxes on income:	$15,471	13,775	12,361
Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(10.6)	(9.8)	(14.0)
Ireland and Puerto Rico operations	(9.0)	(3.9)	(1.8)
Research and orphan drug tax credits	(0.8)	—	(0.8)
U.S. state and local	0.4	1.3	2.1
U.S. manufacturing deduction	(0.8)	(0.9)	(0.8)
U.S. tax on international income	1.7	1.1	(0.4)
U.S. tax benefit on asset write-offs	(5.1)	—	—
All other	(0.2)	0.9	2.5
Effective tax rate	10.6%	23.7	21.8

Deferred income tax assets and liabilities
Temporary differences and carryforwards for 2013 and 2012 were as follows:

	2013 Deferred Tax		2012 Deferred Tax
(Dollars in Millions)	Asset	Liability	Asset	Liability
Employee related obligations	$1,908		3,343
Stock based compensation	1,121		1,199
Depreciation		(772)		(933)
Non-deductible intangibles		(6,250)		(6,261)
International R&D capitalized for tax	1,656		1,599
Reserves & liabilities	1,587		1,908
Income reported for tax purposes	1,043		726
Net operating loss carryforward international	1,090		1,117
Miscellaneous international (1)	1,508	(361)	1,291	(371)
Miscellaneous U.S.	927		915
Total deferred income taxes	$10,840	(7,383)	12,098	(7,565)

(1) The $1,508 million is net of a valuation allowance related to Belgium of $187 million.

Changes in/activity related to unrecognized tax benefits
The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2013	2012	2011
Beginning of year	$3,054	2,699	2,307
Increases related to current year tax positions	643	538	402
Increases related to prior period tax positions	80	57	87
Decreases related to prior period tax positions	(574)	(41)	(77)
Settlements	(418)	(120)	(16)
Lapse of statute of limitations	(56)	(79)	(4)
End of year	$2,729	3,054	2,699